Financing receivables - Summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		¥ 1,166,930	¥ 1,303,837
Carried at fair value	[1]	366,566	301,766
Total		1,533,496	1,605,603
Advances to affiliated companies
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		300	300
Carried at fair value
Total		300	300
Total
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,167,230	1,304,137
Carried at fair value	[1]	366,566	301,766
Total		1,533,796	1,605,903
Loans at banks [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		371,609	364,976
Carried at fair value
Total		371,609	364,976
Short-term secured margin loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		303,104	377,437
Carried at fair value
Total		303,104	377,437
Inter-bank money market loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,127	9,751
Carried at fair value
Total		1,127	9,751
Corporate loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		491,090	551,673
Carried at fair value	[1]	366,566	301,766
Total		¥ 857,656	¥ 853,439

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.